NOTE 4 - ADVANCES FROM RELATED PARTY	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Related Party Transactions Disclosure [Text Block]

NOTE 4 – ADVANCES FROM RELATED PARTY

During the three months ended September 30, 2011, Ardent received advances of $8,244 from Luciano de Freitas Borges one of the Company’s directors.  The advances are unsecured, bear no interest and are due on demand.

NOTE 4 – ADVANCES FROM RELATED PARTY

As of June 30, 2010, Ardent Mines owed Urmas Turu, the Company’s former president and board member, $38,490 for advances which funds were used for payment of Company expenses.  The amount had no terms of repayment, was unsecured, and bore no interest. During the year ended June 30, 2011, the Company repaid the balance in full.